Segmented Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segmented Information
21.
SEGMENTED INFORMATION
The Company operates in one operating segment and one geographical area. Thacker Pass was in the exploration and evaluation phase and was transferred to the development stage effective February 1, 2023. Substantially all the assets and the liabilities of the Company relate to Thacker Pass.